DESCRIPTION OF BUSINESS	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Description of Business [Abstract]
DESCRIPTION OF BUSINESS
NOTE 2 - DESCRIPTION OF BUSINESS
The Company delivers Recruitment Process Outsourcing (“RPO”) services consisting of recruitment and contracting solutions tailored to the individual needs of primarily mid-to-large
multinational companies. The Company operates directly in fifteen countries with three reportable geographic business segments: the Americas, Asia Pacific, and Europe, Middle East, and Africa (“EMEA”). The Company’s RPO delivery teams utilize recruitment process methodologies and project management expertise to meet clients’ ongoing business needs. The Company’s RPO services include complete recruitment outsourcing, project-based outsourcing, contingent workforce solutions, and recruitment consulting for clients’ permanent staff hires. Hudson’s RPO services leverage the Company’s consultants, supported by the Company’s specialists, in the delivery of its proprietary methods to identify, select, and engage the best-fit
talent for critical client roles. In addition, the Company provides RPO clients with a range of outsourced professional contract staffing services and managed service provider services offered sometimes on a standalone basis and sometimes as part of a blended total talent solution. These services draw upon a combination of specialized recruiting and project management competencies to deliver a wide range of solutions. Hudson
RPO-employed
professionals - either individually or as a team - are placed with client organizations for a defined period of time based on specific business needs of the client.
In October 2024, the Company made a focused investment in Latin America to help drive our support and growth within the region by hiring a seasoned leader to spearhead efforts there. Further in 2024, the Company enhanced its growth trajectory in North America, making investments in both its talent and geographic presence. It hired professionals to lead efforts in several areas, including executive search, finance, and communications, and increased its investment in the Tampa, Florida talent hub.
On March 12, 2024 and April 15, 2024, the Company announced that it had entered into strategic agreements with Executive Solutions and Striver, respectively, both of which are Dubai-based talent solutions companies. These agreements allowed the Company to expand its global footprint and client base in the Middle East market. The Company evaluated the agreements under ASC 805 “Business Combinations” and determined that the transactions did not qualify as either business combinations or asset purchases. Payments associated with these agreements were classified as compensation expense and were included in the “Salaries and related” caption on the Company’s Condensed Consolidated Statements of Operations.
In February 2024, Hudson RPO announced an expansion of its service offerings to include executive search in North America, focusing on Life Sciences and Human Resources. This expansion, coupled with the Company’s existing RPO strategy, provides a comprehensive talent acquisition approach, enabling clients to develop streamlined and centralized hiring strategies within a flexible and scalable total talent solution. This service offering better positions the Company as a strategic partner helping clients to implement successful business strategies.
On November 15, 2023, Hudson announced the appointment of Jacob “Jake” Zabkowicz as Global Chief Executive Officer of Hudson RPO. Mr. Zabkowicz leads the vision, strategy, and execution of Hudson RPO’s growth plan, while Jeff Eberwein, Chief Executive Officer of Hudson Global, Inc., continues to focus on capital allocation, acquisitions, corporate strategy, and maximizing shareholder value.
See Note 14 to the Condensed Consolidated Financial Statements for further details regarding the Company’s reportable segments: Americas, Asia Pacific, and EMEA.

NOTE 1 - DESCRIPTION OF BUSINESS
Hudson Global, Inc. and its subsidiaries (the “Company”) are comprised of the operations, assets, and liabilities of the three Hudson regional businesses: the Americas, Asia Pacific, and Europe, Middle East, and Africa (“EMEA”). The Company delivers Recruitment Process Outsourcing (“RPO”) services, consisting of recruitment and contracting solutions tailored to the individual needs of primarily mid-to-large
multinational companies. The Company’s RPO delivery teams utilize recruitment process methodologies and project management expertise to meet clients’ ongoing business needs. The Company’s RPO services include complete recruitment outsourcing, project-based outsourcing, contingent workforce solutions, and recruitment consulting for clients’ permanent staff hires. Hudson’s RPO services leverage the Company’s consultants, supported by the Company’s specialists, in the delivery of its proprietary methods to identify, select, and engage the best-fit
talent for critical client roles. In addition, the Company provides RPO clients with a range of outsourced professional contract staffing services and managed service provider services offered sometimes on a standalone basis and sometimes as part of a blended total talent solution. These services draw upon a combination of specialized recruiting and project management competencies to deliver a wide range of solutions. Hudson
RPO-employed
professionals - either individually or as a team - are placed with client organizations for a defined period of time based on specific business needs of the client.
On March 12, 2024 and April 15, 2024, the Company announced that it had entered into strategic agreements with Executive Solutions and Striver, respectively, both of which are Dubai-based talent solutions companies. These agreements allowed the Company to expand its global footprint and client base in the Middle East market. The Company evaluated the agreements under ASC 805 “Business Combinations” and determined that the transactions did not qualify as either business combinations or asset purchases. Payments associated with these agreements were classified as compensation expense and were included in the “Salaries and related” caption on the Company’s Consolidated Statements of Operations.
In February 2024, Hudson RPO announced an expansion of its service offerings to include executive search in North America, focusing on Life Sciences and Human Resources. This expansion, coupled with the Company’s existing RPO strategy, provides a comprehensive talent acquisition approach, enabling clients to develop streamlined and centralized hiring strategies within a flexible and scalable total talent solution. This service offering better positions the Company as a strategic partner helping clients to implement successful business strategies.
On October 31, 2023, Hudson completed its acquisition of Hudson Global Resources (Singapore) Pte. Ltd. (“Hudson Singapore”), a provider of recruitment services primarily to clients operating in Singapore. Hudson Singapore has a
30-year
track record of senior placements and project recruitment work across Southeast Asia including Singapore, Malaysia, the Philippines, Vietnam, Thailand, and Indonesia.
As of December 31, 2024, the Company operated directly in sixteen countries with three reportable geographic business segments: Americas, Asia Pacific, and EMEA.